Share-Based Payments	12 Months Ended
Dec. 31, 2022
Share-Based Payments [Abstract]
Share-Based Payments

Note 32. Share-based payments

Set out below is a summary of options granted and on issue at the end of the year.

				Balance at					Balance at
2022		Exercise		the start of					the end of
Grant date	Expiry date	price		the year	Granted	Exercised	Forfeited	Expired	the year

27/04/2017	27/04/2022	AUD$	0.20	1,850,000	-	-	-	(1,850,000)	-
20/10/2016	20/10/2026	AUD$	0.12	614,090	-	-	-	-	614,090
05/11/2015	05/11/2025	AUD$	0.12	767,611	-	-	-	-	767,611
17/04/2018	16/04/2023	AUD$	0.15	2,200,000	-	-	(400,000)	-	1,800,000
30/05/2018	29/05/2024	AUD$	0.15	400,000	-	-	-	-	400,000
30/05/2019	25/06/2025	AUD$	0.15	3,000,000	-	-	-	-	3,000,000
05/08/2019	05/08/2022	AUD$	0.15	1,500,000	-	-	-	(1,500,000)	-
29/12/2020	29/12/2025	AUD$	0.08	9,400,000	-	-	(4,280,000)	-	5,120,000
15/07/2021	15/07/2026	AUD$	0.08	11,500,000	-	-	-	-	11,500,000
13/04/2022	13/04/2027	AUD$	0.08	-	400,000	-	-	-	400,000
13/04/2022	13/04/2027	AUD$	0.07	-	573,678	-	-	-	573,678
13/04/2022	13/04/2027	AUD$	0.05	-	6,530,000	-	(1,090,000)	-	5,440,000
				31,231,701	7,503,678	-	(5,770,000)	(3,350,000)	29,615,379

During the year, the company granted 7,503,678 unlisted options to employees and consultant of the Company. 1,380,000 options are fully vested at date of grant, 573,678 options will be vested after 18 months, 2,000,000 options will be vested after 3 years, and 3,550,000 options are vested after 4 years.

For the options granted during the current financial year, the valuation model inputs used to determine the fair value at the grant date are as follows:

Grant date	Expiry date	Share price at grant date		Exercise price		Expected volatility	Dividend yield	Risk-free interest rate	Fair value at grant date

13/04/2022	13/04/2027	AUD$	0.044	AUD$	0.080	80.40%	-	0.025%	AUD$	0.0238
13/04/2022	13/04/2027	AUD$	0.044	AUD$	0.070	80.40%	-	0.025%	AUD$	0.0250
13/04/2022	13/04/2027	AUD$	0.044	AUD$	0.050	80.40%	-	0.025%	AUD$	0.0278

Accounting policy for share-based payments

Equity-settled and cash-settled share-based compensation benefits are provided to employees.

Equity-settled transactions are awards of shares, or options over shares, that are provided to employees in exchange for the rendering of services. Cash-settled transactions are awards of cash for the exchange of services, where the amount of cash is determined by reference to the share price.

The cost of equity-settled transactions is measured at fair value on grant date. Fair value is independently determined using the Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option, together with non-vesting conditions that do not determine whether the company receives the services that entitle the employees to receive payment. No account is taken of any other vesting conditions.

The cost of equity-settled transactions is recognised as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognised in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognised in previous periods.

The cost of cash-settled transactions is initially, and at each reporting date until vested, determined by applying either the Black-Scholes option pricing model, taking into consideration the terms and conditions on which the award was granted. The cumulative charge to profit or loss until settlement of the liability is calculated as follows:

●	during the vesting period, the liability at each reporting date is the fair value of the award at that date multiplied by the expired portion of the vesting period.

●	from the end of the vesting period until settlement of the award, the liability is the full fair value of the liability at the reporting date.

All changes in the liability are recognised in profit or loss. The ultimate cost of cash-settled transactions is the cash paid to settle the liability.

Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.

If equity-settled awards are modified, as a minimum an expense is recognised as if the modification has not been made. An additional expense is recognised, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.

If the non-vesting condition is within the control of the company or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the company or employee and is not satisfied during the vesting period, any remaining expense for the award is recognised over the remaining vesting period, unless the award is forfeited.

If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognised immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new award is treated as if they were a modification.